December 17, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account-G
“Waddell & Reed Protection VUL II (National Version)
File Nos. 811-21697 and 333-182896

Nationwide Life Insurance Company
Nationwide VLI Separate Account-7
“Waddell & Reed Protection VUL II-New York (New York Version)
File Numbers:  811-21610 and 333-182887

Dear Mr. Oh:

On behalf of Nationwide Life Insurance Company and Nationwide Life and Annuity Company ("Nationwide") and its Nationwide VLI Separate Account-G and Nationwide VLI Separate Account-7 ("Variable Accounts"), we are filing this correspondence in relation to the above referenced Registration Statements, which were filed on November 14, 2012.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

The purpose of this correspondence is to provide redline changes to the Pre-Effective Amendments No. 1 that we made to the Registration Statements indicated above based on our telephone conversation on December 4, 2012.  Below is a summary of these changes.

1.	Prospectus comment 4.a:

We have added back into the second paragraph of “The Policy-Generally” the following sentence:
“This prospectus contains all the material features of the policy.”

2.	Prospectus comment 6d:

In the National version, we have removed “from the policy’s cash value” from the Accelerated Death Benefit representative charge.

3.	Prospectus comment 6f:

We removed the remaining typo from footnote 1.

4.	Prospectus comment 11.b:

We have revised the second sentence of the second paragraph of the “Unit Value Credit” section as follows:

If we make any changes to the amount of unit value credits or to the Sub-Accounts on which the unit value credits are applied, we will give the Owner 30 days advance notification in writing.

5.	Prospectus comment 15.c:

We have added a cross reference to Appendix D in footnote 2 as well as in the second paragraph after the Reduction of Surrender Charges table.

The level of detail for the Maximum Surrender Charge Calculation (Appendix D for these products and Appendix E for the Accumulation products) varies between the products because of our compliance with state standard nonforfeiture law. Each product has unique guaranteed charges and each much provide cash surrender charges using those guaranteed charges. We have to test each combination of sex, class, specified amount band and issue age in order to certify to each state that we are compliant with its standard non forfeiture laws.  The surrender charge percentages for the Accumulation products have to be defined by the Death Benefit Option and band in order to comply with standard nonforfeiture law, however the Protection products do not have this requirement.

6.	Prospectus comment 15.e:

For the National version, we have added the maximum and minimum rider charges and the current administrative charge to the “Accelerated Death Benefit Rider” under “Policy Riders and Rider Charges” section.

7.	SAI comment 21:

Nationwide does not pay any company or person money for administrative services.  In the Services section of the SAI, we disclose that Nationwide receives funds from the mutual funds as payment for services we provide the mutual funds.

Please contact me directly at (614) 249-6522 should you have any questions.

Sincerely,

/s/JEANNY V. SIMAITIS
Jeanny V. Simaitis
Managing Counsel